Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 235,884	$ 216,553
Percentage of delinquent loans outstanding	0.54%	0.85%
Number of loan modified as a troubled debt restructure		2
Minimum
Accounts, Notes, Loans and Financing Receivable
Consisting loans past due days	60 days
Real Estate
Accounts, Notes, Loans and Financing Receivable
Unpaid principal balances of mortgage loans serviced for others	88,728	25,802
Mortgage Servicing Rights
Accounts, Notes, Loans and Financing Receivable
Mortgage servicing rights, carrying amount	822	158
Mortgage servicing rights, capitalized	774	169
Mortgage servicing rights, amortization	106	6
Mortgage servicing rights, fair value	1,036	164
Residential, Home Equity and Consumer Portfolio Segments
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	174,600	158,100
Residential, Home Equity and Consumer Portfolio Segments | Loans not formally rated
Accounts, Notes, Loans and Financing Receivable
Loans outstanding	$ 173,900	$ 156,600
Home Equity
Accounts, Notes, Loans and Financing Receivable
Maximum loan to value ratio	80.00%